INCOME TAX	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
The tax expense for the period is based on an estimated annual effective rate for jurisdictions where the Group operates combined with the tax impact of the events that are recorded discretely within the reporting period.
The income tax expense was 311 and 454 for the six months ended June 30, 2026 and 2025, respectively.